Trillium Mutual Funds
Trillium ESG Global Equity Fund
SCHEDULE OF INVESTMENTS at March 31, 2020 (Unaudited)

Shares		Value
COMMON STOCKS: 97.1%
Automobiles & Components: 1.6%
45,000	Aptiv PLC (Ireland)	$2,215,800
640,000	BYD Co. Ltd. (China)	3,414,505
28,000	Cie Generale des Etablissements Michelin SCA (France)	2,452,378
		8,082,683
Banks: 6.8%
288,160	Amalgamated Bank - Class A (United States)	3,117,891
12,500,000	Bank Rakyat Indonesia Persero Tbk PT (Indonesia)	2,292,565
348,000	DNB ASA (Norway)	3,877,045
7,000,000	Equity Group Holdings Ltd. (Kenya)	2,262,256
670,000	Grupo Financiero Banorte SAB de CV (Mexico)	1,835,810
175,000	Hang Seng Bank Ltd. (Hong Kong)	2,981,523
104,000	HDFC Bank Ltd. - ADR (India)	3,999,840
80,000	KBC Group NV (Belgium)	3,630,018
37,000	PNC Financial Services Group, Inc. (United States)	3,541,640
110,000	Sumitomo Mitsui Trust Holdings, Inc. (Japan)	3,160,318
19,600	SVB Financial Group (United States) (a)	2,961,168
		33,660,074
Capital Goods: 9.0%
150,000	Assa Abloy AB - Class B (Sweden)	2,800,307
110,000	Atlas Copco AB - Class A (Sweden)	3,657,968
63,000	Daifuku Co Ltd. (Japan)	3,948,104
200,000	Epiroc AB - Class A (Sweden)	1,976,295
47,000	Ferguson PLC (Switzerland)	2,906,119
47,000	Hexcel Corp. (United States)	1,747,930
60,000	Kingspan Group PLC (Ireland)	3,235,474
120,000	Kurita Water Industries Ltd. (Japan)	2,753,086
71,800	Nidec Corp. (Japan)	3,700,177
100,000	Quanta Services, Inc. (United States)	3,173,000
21,000	Rockwell Automation, Inc. (United States)	3,169,110
41,000	Siemens AG (Germany)	3,433,142
35,000	Trane Technologies PLC (Ireland)	2,890,650
45,000	Xylem, Inc. (United States) (United States)	2,930,850
750,000	Zhuzhou CRRC Times Electric Co. Ltd. (China)	2,221,746
		44,543,958
Commercial & Professional Services: 2.7%
4,925,925	China Everbright International Ltd. (Hong Kong)	2,800,943
72,000	Herman Miller, Inc. (United States)	1,598,400
170,000	Recruit Holdings Co. Ltd. (Japan)	4,391,318
51,000	Waste Management, Inc. (United States)	4,720,560
		13,511,221
Consumer Durables & Apparel: 3.2%
33,000	EssilorLuxottica SA (France)	3,526,346
7,500	Kering SA (France)	3,910,600
225,000	Levi Strauss & Co. - Class A (United States) (b)	2,796,750
70,000	Nike, Inc. - Class B (United States)	5,791,800
		16,025,496

Consumer Services: 1.8%
23,000	Bright Horizons Family Solutions, Inc. (United States) (a)	2,346,000
37,000	Marriott International, Inc. - Class A (United States)	2,767,970
55,000	Starbucks Corp. (United States)	3,615,700
		8,729,670
Diversified Financials: 3.5%
90,000	Bank of New York Mellon Corp. (United States)	3,031,200
110,000	Hannon Armstrong Sustainable Infrastructure Capital, Inc. - REIT (United States)	2,245,100
69,000	Intercontinental Exchange, Inc. (United States)	5,571,750
23,000	MSCI, Inc. (United States)	6,646,080
		17,494,130
Food & Staples Retailing: 1.8%
210,000	Jeronimo Martins SGPS, SA (Portugal)	3,790,321
209,000	Koninklijke Ahold Delhaize NV (Netherlands)	4,868,986
		8,659,307
Food, Beverage & Tobacco: 3.2%
41,000	Danone SA (France)	2,623,929
175,000	Darling Ingredients, Inc. (United States) (a)	3,354,750
45,000	Kerry Group PLC - Class A (Ireland)	5,221,132
31,000	McCormick & Co., Inc. (United States)	4,377,510
		15,577,321
Health Care Equipment & Services: 6.8%
28,000	Cochlear Ltd. (Australia)	3,191,202
27,000	Coloplast A/S - Class B (Denmark)	3,915,713
90,000	CVS Health Corp. (United States)	5,339,700
25,000	Edwards Lifesciences Corp. (United States) (a)	4,715,500
245,000	Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	4,453,736
60,000	Henry Schein, Inc. (United States) (a)	3,031,200
5,800	Straumann Holding AG (Switzerland)	4,240,406
67,000	Sysmex Corp. (Japan)	4,849,120
		33,736,577
Household & Personal Products: 3.1%
117,000	Essity AB - Class B (Sweden)	3,584,129
40,000	Kao Corp. (Japan)	3,258,729
18,000	L'Oreal SA (France) (a) (d)	4,658,599
76,000	Unilever NV (Netherlands)	3,735,500
		15,236,957
Insurance: 2.5%
420,000	AIA Group Ltd. (Hong Kong)	3,760,949
18,000	Allianz SE (Germany)	3,065,358
690,000	Aviva PLC (United Kingdom)	2,268,545
35,000	The Travelers Companies, Inc. (United States)	3,477,250
		12,572,102
Materials: 5.6%
44,000	Air Liquide SA (France)	5,616,494
95,000	Ball Corp. (United States)	6,142,700
55,935	Croda International PLC (United Kingdom)	2,950,988
38,000	Ecolab, Inc. (United States)	5,921,540
100,000	Johnson Matthey PLC (United Kingdom)	2,203,401
550,000	Klabin SA (Brazil)	1,716,865
71,000	Novozymes A/S - Class B (Denmark)	3,184,833
		27,736,821

Media & Entertainment: 3.0%
10,000	Alphabet, Inc. - Class A (United States) (a)	11,619,500
150,000	RELX PLC (United Kingdom)	3,201,358
		14,820,858
Pharmaceuticals, Biotechnology & Life Sciences: 8.5%
23,600	CSL Ltd. (Australia)	4,278,016
87,000	Gilead Sciences, Inc. (United States)	6,504,120
17,000	Illumina, Inc. (United States) (a)	4,643,040
78,500	Merck & Co., Inc. (United States)	6,039,790
30,000	Merck KGaA (Germany)	3,028,866
100,000	Novo-Nordisk A/S - Class B (Denmark)	5,971,609
25,300	Roche Holdings AG (Switzerland)	8,140,073
20,300	Waters Corp. (United States) (a)	3,695,615
		42,301,129
Real Estate: 2.9%
16,000	American Tower Corp. - REIT (United States)	3,484,000
570,000	British Land Co. PLC - REIT (United Kingdom)	2,377,002
1,200,000	CapitaLand Ltd. (Singapore)	2,404,715
120,000	Daiwa House Industry Co. Ltd. (Japan)	2,964,879
29,000	Jones Lang LaSalle, Inc. (United States)	2,928,420
		14,159,016
Retailing: 3.9%
125,000	Industria de Diseno Textil SA (Spain)	3,239,207
50,000	Target Corp. (United States)	4,648,500
120,000	The TJX Companies, Inc. (United States)	5,737,200
37,000	Tractor Supply Co. (United States)	3,128,350
190,000	WH Smith PLC (United Kingdom)	2,668,720
		19,421,977
Semiconductors & Semiconductor Equipment: 4.0%
75,000	Applied Materials, Inc. (United States)	3,436,500
21,000	NVIDIA Corp. (United States)	5,535,600
148,000	Taiwan Semiconductor Manufacturing Co. Ltd. SA - ADR (Taiwan)	7,072,920
38,000	Texas Instruments, Inc. (United States)	3,797,340
		19,842,360
Software & Services: 11.3%
28,000	Accenture PLC - Class A (Ireland)	4,571,280
24,000	Adobe Systems, Inc. (United States) (a)	7,637,760
44,300	Amadeus IT Holding SA (Spain)	2,085,152
25,000	Dassault Systemes SE (France)	3,649,780
17,000	Intuit, Inc. (United States)	3,910,000
102,500	Microsoft Corp. (United States)	16,165,275
60,000	PayPal Holdings, Inc. (United States) (a)	5,744,400
44,000	SAP SE (Germany)	4,912,514
43,800	Visa, Inc. - Class A (United States)	7,057,056
		55,733,217
Technology Hardware & Equipment: 4.2%
49,000	Apple, Inc. (United States)	12,460,210
133,000	Cisco Systems, Inc. (United States)	5,228,230
30,000	IPG Photonics Corp. (United States) (a)	3,308,400
		20,996,840
Telecommunication Services: 2.2%
110,000	BCE, Inc. (Canada)	4,512,400
117,000	Verizon Communications, Inc. (United States)	6,286,410
		10,798,810

Transportation: 3.4%
23,000	Canadian Pacific Railway Ltd. (Canada)	5,075,428
42,000	East Japan Railway Co. (Japan)	3,178,157
26,000	Kuehne + Nagel International AG (Switzerland)	3,541,736
56,000	United Parcel Service, Inc. - Class B (United States)	5,231,520
		17,026,841
Utilities: 2.1%
42,000	American Water Works Co., Inc. (United States)	5,021,520
260,000	EDP Renovaveis SA (Spain)	3,128,308
530,000	Interconexion Electrica SA ESP (Colombia)	2,181,586
		10,331,414
TOTAL COMMON STOCKS
(Cost $377,110,585)		480,998,779

PREFERRED STOCKS: 0.5%
Banks: 0.5%
562,500	Itau Unibanco Holding SA - ADR (Brazil)	2,525,625

TOTAL PREFERRED STOCKS
(Cost $2,994,835)		2,525,625

SHORT-TERM INVESTMENTS: 1.7%
Money Market Funds: 1.7%
8,423,151	Invesco - Government & Agency Portfolio - Institutional Class, 0.433% (United States) (c)	8,423,151
TOTAL SHORT-TERM INVESTMENTS
(Cost $8,423,151)		8,423,151
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING: 0.6%
2,891,700	First American Government Obligations Fund, Class Z, 0.390% (United States) (c)	2,891,700
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING
(Cost $2,891,700)		2,891,700
TOTAL INVESTMENTS IN SECURITIES: 99.9%
(Cost $391,420,271)		494,839,255
Other Assets in Excess of Liabilities: 0.1%		505,644
TOTAL NET ASSETS: 100.0%		$495,344,899

(a)	Non-income producing security.
(b)	This security or a portion of this security was out on loan at March 31, 2020. As of March 31, 2020 the market value of loaned securities was $2,662,506 or 0.5% of net assets.
(c)	Annualized seven-day effective yield as of March 31, 2020.
(d)	All or a portion of this security is considered illiquid. As of March 31, 2020 the value of illiquid securities was $4,658,599 or 0.9% of net assets.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The Global Industry Classifications Standard (GICS®) sector and industry classifications were developed by MSCI, Inc., an independent provider of global indices and benchmark related products and services, and Standard & Poor’s (S&P), an independent international financial data and investment services company. The GICS® methodology has been widely accepted as an industry analysis framework for investment research, portfolio management, and asset allocation.

Country	Value	Percent of Net Assets
Australia	$7,469,218	1.5%
Belgium	3,630,018	0.7%
Brazil	4,242,490	0.9%
Canada	9,587,828	1.9%
China	5,636,251	1.1%
Colombia	2,181,585	0.4%
Denmark	13,139,336	2.7%
France	26,438,127	5.3%
Germany	14,439,879	2.9%
Hong Kong	9,543,415	1.9%
India	3,999,840	0.8%
Indonesia	2,292,565	0.5%
Ireland	18,134,336	3.7%
Japan	32,203,888	6.5%
Kenya	2,262,256	0.5%
Mexico	1,835,810	0.4%
Netherlands	8,604,486	1.7%
New Zealand	4,453,736	0.9%
Norway	3,877,045	0.8%
Portugal	3,790,321	0.8%
Singapore	2,404,715	0.5%
Spain	8,452,668	1.7%
Sweden	12,018,699	2.4%
Switzerland	18,828,334	3.8%
Taiwan	7,072,920	1.4%
United Kingdom	15,670,014	3.2%
United States	252,629,475	51.0%
Other Assets in Excess of Liabilities:	505,644	0.1%
Total	$495,344,899	100.0%

The following is a summary of the arrangements subject to offsetting as of March 31, 2020:
				Gross Amounts Not Offset in the Statements of Assets & Liabilities
Liabilities	Gross Amounts	Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts Presented in the Statement of Assets & Liabilities	Financial Instruments	Cash Collateral	Net Amount
Securities Lending	$2,891,700	$-	$2,891,700	$2,891,700	$-	$-

Summary of Fair Value Disclosure at March 31, 2020 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP (Generally Accepted Accounting Principles) establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2020.

Common Stocks	Level 1	Level 2	Level 3	Total
Automobiles & Components	$2,215,800	$5,866,883	$–	$8,082,683
Banks	17,718,605	15,941,469	–	33,660,074
Capital Goods	13,911,540	30,632,418	–	44,543,958
Commercial & Professional Services	6,318,960	7,192,261	–	13,511,221
Consumer Durables & Apparel	8,588,550	7,436,946	–	16,025,496
Consumer Services	8,729,670	–	–	8,729,670
Diversified Financials	17,494,130	–	–	17,494,130
Food & Staples Retailing	–	8,659,307	–	8,659,307
Food, Beverage & Tobacco	12,953,392	2,623,929	–	15,577,321
Health Care Equipment & Services	13,086,400	20,650,177	–	33,736,577
Household & Personal Products	–	15,236,957	–	15,236,957
Insurance	3,477,250	9,094,852	–	12,572,102
Materials	13,781,105	13,955,716	–	27,736,821
Media & Entertainment	11,619,500	3,201,358	–	14,820,858
Pharmaceuticals, Biotechnology & Life Sciences	20,882,565	21,418,564	–	42,301,129
Real Estate	6,412,420	7,746,596	–	14,159,016
Retailing	13,514,050	5,907,927	–	19,421,977
Semiconductors & Semiconductor Equipment	19,842,360	–	–	19,842,360
Software & Services	45,085,771	10,647,446	–	55,733,217
Technology Hardware & Equipment	20,996,840	–	–	20,996,840
Telecommunication Services	10,798,810	–	–	10,798,810
Transportation	10,306,948	6,719,893	–	17,026,841
Utilities	7,203,106	3,128,308	–	10,331,414
Total Common Stocks	284,937,772	196,061,007	-	480,998,779
Preferred Stocks
Banks	2,525,625	-	-	2,525,625
Total Preferred Stocks	2,525,625	-	-	2,525,625
Short-Term Investments	8,423,151	–	–	8,423,151
Investments Purchased with Cash
Proceeds from Securities Lending	2,891,700			2,891,700
Total Investments in Securities	$298,778,248	$196,061,007	$–	$494,839,255